Share-based payments - Schedule of Share Based Assumptions (Details) € / shares in Units, € in Thousands									6 Months Ended
	May 16, 2025 € / shares	Feb. 18, 2025 € / shares	May 23, 2024 € / shares	Jul. 20, 2023 € / shares	Jun. 22, 2022 EUR (€) yr € / shares	Jun. 21, 2021 EUR (€) yr € / shares	Apr. 20, 2021 EUR (€) yr € / shares	Jan. 07, 2017 yr	Jun. 30, 2026 EUR (€) shares yr € / shares	Jun. 30, 2025 EUR (€)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards outstanding (in shares) | shares									6,379,142
Expense for the year									€ 2,777	€ 2,161
BSPCE
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards outstanding (in shares) | shares									104,700
BSA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards outstanding (in shares) | shares									56,251
OSA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards outstanding (in shares) | shares									4,554,989
Expense for the year									€ 1,178	1,273
OSA 2021-04 P
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share) | € / shares							€ 13.60
Exercise price (in euros per share) | € / shares							€ 13.74
Volatility							39.10%
Maturity (in years) | yr							10,000
Risk-free rate							0.03%
Yield							0.00%
Value of initial plan							€ 1,816
Expense for the year									69	48
OSA 2021-06 P
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share) | € / shares						€ 12.20
Exercise price (in euros per share) | € / shares						€ 12.99
Volatility						39.10%
Maturity (in years) | yr						10,000
Risk-free rate						0.13%
Yield						0.00%
Value of initial plan						€ 212
Expense for the year									12	12
OSA 2022-06 P
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share) | € / shares					€ 3.68
Exercise price (in euros per share) | € / shares					€ 4.16
Volatility					40.08%
Maturity (in years) | yr					10
Risk-free rate					2.28%
Yield					0.00%
Value of initial plan					€ 80
Expense for the year									2	0
OSA 2022-06 O
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share) | € / shares					€ 3.68
Exercise price (in euros per share) | € / shares					€ 4.16
Yield					0.00%
Value of initial plan					€ 580
Expense for the year									0	23
OSA 2022-06 O | Bottom of range
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility					42.06%
Maturity (in years) | yr					5.5
Risk-free rate					1.83%
OSA 2022-06 O | Top of range
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility					41.21%
Maturity (in years) | yr					6
Risk-free rate					1.87%
OSA 2022-06 O | Weighted average
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility					40.65%
Maturity (in years) | yr					6.5
Risk-free rate					1.90%
OSA 2023-01 O
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share) | € / shares						€ 6.75
Exercise price (in euros per share) | € / shares				€ 5.00		€ 5.00
Yield						0.00%
Value of initial plan						€ 1,255
Expense for the year									66	164
OSA 2023-01 O | Bottom of range
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility					45.07%
Maturity (in years) | yr								5.5
Risk-free rate					2.85%
OSA 2023-01 O | Top of range
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility					44.11%
Maturity (in years) | yr								6
Risk-free rate					2.83%
OSA 2023-01 O | Weighted average
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility					43.41%
Maturity (in years) | yr								6.5
Risk-free rate					2.82%
OSA 2024-01 O
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share) | € / shares						€ 5.19
Exercise price (in euros per share) | € / shares			€ 5.81			€ 5.81
Yield						0.00%
Value of initial plan						€ 3,107
Expense for the year									€ 371	837
OSA 2024-01 O | Bottom of range
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility					53.30%
Maturity (in years) | yr								5.4
Risk-free rate					3.00%
OSA 2024-01 O | Top of range
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility					51.90%
Maturity (in years) | yr								5.9
Risk-free rate					3.02%
OSA 2024-01 O | Weighted average
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility					50.70%
Maturity (in years) | yr								6.4
Risk-free rate					3.02%
OSA 2025-01 O
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share) | € / shares									€ 3.65
Exercise price (in euros per share) | € / shares		€ 3.36							€ 3.36
Yield									0.00%
Value of initial plan									€ 15
Expense for the year									€ 3	3
OSA 2025-01 O | Bottom of range
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility									47.18%
Maturity (in years) | yr									5.4
Risk-free rate									2.83%
OSA 2025-01 O | Top of range
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility									47.43%
Maturity (in years) | yr									5.9
Risk-free rate									2.91%
OSA 2025-01 O | Weighted average
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility									47.57%
Maturity (in years) | yr									6.4
Risk-free rate									2.98%
OSA 2025-02 O
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share) | € / shares									€ 3.74
Exercise price (in euros per share) | € / shares	€ 2.97								€ 2.97
Yield									0.00%
Value of initial plan									€ 2,523
Expense for the year									€ 656	186
OSA 2025-02 O | Bottom of range
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility									47.56%
Maturity (in years) | yr									5.4
Risk-free rate									2.53%
OSA 2025-02 O | Top of range
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility									47.32%
Maturity (in years) | yr									5.9
Risk-free rate									2.61%
OSA 2025-02 O | Weighted average
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Volatility									47.43%
Maturity (in years) | yr									6.4
Risk-free rate									2.70%
AGA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards outstanding (in shares) | shares									1,663,202
Expense for the year									€ 1,599	888
AGA 2023 - P1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share) | € / shares					€ 4.87
Exercise price (in euro per share) | € / shares					€ 0.00
Yield					0.00%
Value of initial plan					€ 2,071
Expense for the year									0	446
AGA 2023 - P1 | Bottom of range
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate					3.00%
AGA 2023 - P1 | Top of range
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate					3.20%
AGA 2023 - P2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Share price (in euros per share) | € / shares					€ 4.87
Exercise price (in euro per share) | € / shares					€ 0.00
Yield					0.00%
Value of initial plan					€ 2,130
Expense for the year									€ 0	442
AGA 2023 - P2 | Bottom of range
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate					3.00%
AGA 2023 - P2 | Top of range
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Risk-free rate					3.20%
AGA 2026 - P
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards outstanding (in shares) | shares									1,663,202
Share price (in euros per share) | € / shares					€ 31.46
Exercise price (in euro per share) | € / shares					€ 0.00
Yield					0.00%
Value of initial plan					€ 52,324
Expense for the year									€ 1,599	€ 0